Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Schedule of changes in options outstanding

	Number of Options	Weighted Average Exercise Price For Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding and expected to vest at June 30, 2018	3,068,865	$1.45	8.8	$511,000
Forfeited	(25,625)	$7.59	-	$-
Issued	2,700,000	1.15	10.0	-
Outstanding and expected to vest at December 31, 2018	5,743,240	$1.28	9.1	$882,000
Options exercisable at December 31, 2018	949,118	$2.58	7.25	$192,900

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding and expected to vest at June 30, 2016	642,204	$6.41	7.7	$21,500
Forfeited	(82,232)	$6.41	-	$-
Outstanding and expected to vest at June 30, 2017	559,972	$6.41	6.7	$-
Granted	2,650,000	$0.82	9.3	$-
Forfeited	(141,107)	$9.25		$-
Outstanding and expected to vest at June 30, 2018	3,068,865	$1.45	8.8	$511,000
Options exercisable at June 30, 2018	653,106	$3.47	7.0	$53,750

Schedule of the changes in outstanding restricted stocks

	Number of Shares	Weighted Average Fair Value Per Share
Outstanding and expected to issue at June 30, 2016	20,375	$14.10
Issued	(4,625)	$14.91
Forfeited	(7,000)	$13.45
Outstanding and vested at June 30, 2017	8,750	$15.25
Issued	(3,750)	$15.25
Forfeited	(5,000)	$15.25
Outstanding and vested at June 30, 2018	-	-

Schedule of changes in outstanding warrants

	Number of Shares	Weighted Average Exercise Price Per Share
Outstanding and vested at June 30, 2018	9,815,025	$3.96
Forfeited	(7,500)	-
Issued	5,168,066	1.00
Outstanding and vested at December 31, 2018	14,975,591	$2.22

	Number of Shares	Weighted Average Exercise Price Per Share
Outstanding and vested at June 30, 2016	4,224,573	$7.04
Issued	150,000	$1.64
Exercised	(487,707)	$0.001
Outstanding and vested at June 30, 2017	3,886,866	$7.71
Issued	5,945,929	$1.50
Exercised	(17,770)	$0.001
Outstanding and vested at June 30, 2018	9,815,025	$3.96

Schedule of stock-based compensation expense
	Six Months Ended December 31, 2018	Six Months Ended December 31, 2017
Research and development	$29,500	$14,100
General and administrative	386,300	188,800
Total	$415,800	$202,900

	Year ended June 30, 2018	Year ended June 30, 2017
Research and development	$62,500	$136,500
General and administrative	455,500	568,000
Total	$518,000	$704,500

Stock options [Member]
Schedule of Black-Scholes option pricing model assumptions
	Year Ended June 30, 2018	Year Ended June 30, 2018
Risk free interest rate	2.14 to 2.61%	2.14 to 2.31%
Dividend yield	0%	0%
Volatility	99.9-101.6%	105.7%
Expected term (in years)	6.25	6.25

Warrants [Member]
Schedule of Black-Scholes option pricing model assumptions
Year Ended June 30, 2018
Risk free interest rate	2.13% to 2.86%
Dividend yield	0%
Volatility	83.7% to 99.4%
Expected term (in years)	6 to 10